Shareholder Report, Holdings (Details) - C000217972	Dec. 31, 2024
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%